Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Borrowings
Schedule of principal and PIK payments under the Loan Agreement

As of September 30, 2017, principal and PIK payments under the Loan Agreement follows (in thousands):

Period Ending December 31,	Principal and PIK Loan Repayments
2017	$—
2018	—
2019	10,000
2020	20,000
2021	10,000

40,000
Add: Accretion of closing fees	768
Add: PIK	3,090

43,858
Less: Amount representing debt financing costs	(746)

Borrowings, net of current portion	$43,112

Credit Agreement
Borrowings
Schedule of principal and PIK payments under the Loan Agreement

As of December 31, 2016, principal and PIK payments under the Loan Agreement follows (in thousands):

Period Ending December 31,	Principal and PIK Loan Repayments
2017	$—
2018	—
2019	10,000
2020	20,000
2021	10,000

40,000
Add: Accretion of closing fees	399
Add: PIK	1,809

42,208
Less: Amount representing debt financing costs	(919)

Borrowings	$41,289